REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Defiance ETFs and
Board of Trustees of Tidal Trust II

In planning and performing our audit of the financial statements of Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long HIMS ETF, Defiance Daily Target 2X Long HOOD ETF, Defiance Daily Target 2X Long IONQ ETF, Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long ORCL ETF, Defiance Daily Target 2X Long RGTI ETF, Defiance Daily Target 2X Long RIOT ETF, Defiance Daily Target 2X Long RKLB ETF, Defiance Daily Target 2X Long SMCI ETF, Defiance Daily Target 2X Long SOFI ETF, Defiance Daily Target 2X Short MSTR ETF and Defiance Daily Target 2X Short SMCI ETF (the “Funds”), each a series of Tidal Trust II, as of and for the period ended April 30, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).  A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.  However, we identified the following deficiency in internal control over financial reporting that we consider to be a material weakness, as defined above. This condition was considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Funds as of and for the period ended April 30, 2025, and does not affect our report thereon dated July 10, 2025.

The Funds did not maintain effective internal control over financial reporting to ensure the proper classification and disclosure of swap transactions in the Schedules of Total Return Swap Contacts, Statements of Assets and Liabilities and the Statements of Operations. This control deficiency constituted a material weakness, which resulted in material misstatements to the financial statements and related disclosures that were not prevented or detected. The misstatements were corrected in the April 30, 2025 financial statements prior to issuance.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ COHEN & COMPANY, LTD.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 10, 2025